Acquisition costs and other expenditure (Tables)	6 Months Ended
Jun. 30, 2018
Acquisition costs and other expenditure
Schedule of acquisition costs and other expenditure

	2018 £m	2017 £m
	Half year	Half year
Acquisition costs incurred for insurance policies	(1,648)	(1,920)
Acquisition costs deferred less amortisation of acquisition costs	(61)	399
Administration costs and other expenditure*	(2,705)	(2,970)
Movements in amounts attributable to external unit holders of consolidated investment funds	(121)	(754)
Total acquisition costs and other expenditure	(4,535)	(5,245)

*  Following the adoption of IFRS 15 the half year 2017 comparative results have been re-presented as described in note A2.